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BLANKK
THIRD QUARTER REPORT
July 31, 2026 (Unaudited)
Columbia Massachusetts Intermediate Municipal Bond Fund

Portfolio of Investments
Columbia Massachusetts Intermediate Municipal Bond Fund, July 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Columbia Massachusetts Intermediate Municipal Bond Fund | 2026
2
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Municipal Bonds 100 .4%
Education 38.2%
Massachusetts Development Finance Agency
(a)
Revenue Bonds
Series A-2 (Mandatory Put 11/15/2035)
05/15/2055 5.000% 1,000,000 1,116,558
Massachusetts Development Finance Agency
Refunding Revenue Bonds
07/01/2035 5.000% 870,000 870,897
06/01/2036 5.000% 650,000 668,096
09/01/2037 5.000% 290,000 293,851
01/01/2041 5.250% 615,000 634,646
Series A
01/01/2034 5.000% 1,000,000 1,009,455
09/01/2037 5.000% 395,000 440,373
10/01/2041 5.000% 1,000,000 1,066,760
Series B
07/01/2037 5.000% 1,000,000 1,000,643
Series B-1
10/01/2038 5.000% 1,000,000 1,095,022
10/01/2044 5.000% 500,000 536,466
Series BB2
10/01/2037 4.000% 1,120,000 1,122,192
Series R
10/01/2035 5.000% 1,005,000 1,032,392
10/01/2036 5.000% 1,140,000 1,168,893
Series S-1
10/01/2036 5.000% 1,535,000 1,582,485
Series W
07/01/2039 5.000% 1,000,000 1,092,185
Revenue Bonds
10/01/2032 5.000% 1,810,000 1,938,569
10/01/2033 5.000% 900,000 917,335
07/01/2034 5.000% 800,000 896,274
07/01/2041 5.000% 310,000 326,643
07/01/2042 5.000% 235,000 246,450
Series A-1
10/01/2036 5.000% 175,000 197,349
Series S-2
10/01/2033 5.000% 1,150,000 1,192,278
Massachusetts Development Finance Agency
(b)
Refunding Revenue Bonds
10/01/2035 5.000% 100,000 110,687
Massachusetts School Building Authority
Refunding Revenue Bonds
Series B
02/15/2038 5.000% 500,000 567,795
Massachusetts State College Building Authority
(c),(d)
Revenue Bonds
Series A (NPFG)
05/01/2028 0.000% 4,000,000 3,790,832
Total 24,915,126
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
General Obligations 15.2%
City of Boston
General Obligation Unlimited
Series A
02/01/2042 5.000% 1,000,000 1,071,760
06/01/2043 5.000% 500,000 545,481
Commonwealth of Massachusetts
Refunding General Obligation Limited
Series A
03/01/2039 5.000% 1,000,000 1,084,096
Series C
08/01/2040 5.000% 1,000,000 1,070,132
General Obligation Limited
Series A
05/01/2040 5.000% 1,000,000 1,068,852
04/01/2042 5.000% 500,000 538,164
Series D
06/01/2043 5.000% 500,000 540,004
Series I
12/01/2030 5.000% 3,000,000 3,018,792
General Obligation Unlimited
Series D
08/01/2041 5.000% 1,000,000 1,075,241
Total 10,012,522
Hospital 22.1%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
07/01/2030 5.000% 1,000,000 1,000,685
10/01/2039 4.000% 985,000 945,480
10/01/2039 5.000% 250,000 253,022
01/01/2040 5.125% 1,000,000 985,862
Series D
07/01/2042 5.000% 1,000,000 1,062,389
Series L
07/01/2031 5.000% 1,000,000 1,011,119
Revenue Bonds
07/01/2029 5.000% 500,000 521,759
Series F
07/01/2043 5.000% 940,000 1,002,567
Series J1
07/01/2036 5.000% 985,000 1,005,009
07/01/2037 5.000% 1,035,000 1,054,264
Massachusetts Development Finance Agency
(e)
Refunding Revenue Bonds
01/01/2031 4.000% 1,500,000 1,509,360
10/01/2032 4.000% 1,500,000 1,496,602
Revenue Bonds
11/15/2033 5.000% 1,500,000 1,537,247
Massachusetts Development Finance Agency
(b)
Refunding Revenue Bonds
Series R

Portfolio of Investments
(continued)
Columbia Massachusetts Intermediate Municipal Bond Fund, July 31, 2026 (Unaudited)
Columbia Massachusetts Intermediate Municipal Bond Fund | 2026
3
Notes to Portfolio of Investments
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
12/01/2044 5.000% 1,000,000 1,030,229
Total 14,415,594
Housing 2.0%
Massachusetts Development Finance Agency
(e)
Revenue Bonds
Series A
07/01/2041 5.250% 250,000 256,631
07/01/2044 5.000% 500,000 497,153
Massachusetts Development Finance Agency
Revenue Bonds
06/01/2038 5.000% 500,000 534,456
Total 1,288,240
Industrial Development Revenue 3.1%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
09/01/2039 4.000% 1,000,000 950,155
Massachusetts Port Authority
Refunding Revenue Bonds
Series A
AMT
07/01/2038 5.000% 1,000,000 1,023,775
Total 1,973,930
Special Tax Revenue 10.7%
Massachusetts Bay Transportation Authority Sales Tax
Revenue
(c)
Refunding Revenue Bonds
Series A
07/01/2029 0.000% 3,000,000 2,736,836
07/01/2032 0.000% 5,105,000 4,143,916
Total 6,880,752
Transportation 1.6%
Commonwealth of Massachusetts Transportation Fund Revenue
Revenue Bonds
Series A
06/01/2044 5.000% 500,000 533,055
Massachusetts Port Authority
Refunding Revenue Bonds
Series B
AMT
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
07/01/2042 5.250% 500,000 537,479
Total 1,070,534
Utilities 1.6%
Berkshire Wind Power Cooperative Corp.
Refunding Revenue Bonds
Series 2
07/01/2029 5.000% 1,000,000 1,017,267
Water and Sewer 5.9%
Massachusetts Clean Water Trust
Refunding Revenue Bonds
Series 27
02/01/2037 5.000% 1,000,000 1,130,426
Revenue Bonds
Series 25B
02/01/2040 5.000% 500,000 537,340
Series 26B
02/01/2043 5.000% 1,000,000 1,079,083
Massachusetts Water Resources Authority
Revenue Bonds
Series C
08/01/2040 5.000% 1,000,000 1,085,812
Total 3,832,661
Total Municipal Bonds
(Cost $ 66,206,782 ) 65,406,626
. Shares
.....
Value ($)
Money Market Funds 1 .0%
BlackRock Liquidity Funds MuniCash,
Institutional Class, 2.187%
(f)
681,561 681,629
1 1 1
Total Money Market Funds
(Cost $ 681,629 ) 681,629
Total Investments in Securities
(Cost $ 66,888,411 ) 66,088,255
Other Assets & Liabilities, Net (936,485)
Net Assets 65,151,770
(a) Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of July 31, 2026.
(b) Represents a security purchased on a when-issued basis.
(c) Zero coupon bond.
(d) Escrowed to maturity.
(e) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2026, the total value of these securities amounted to $5,296,993, which represents 8.13% of total net assets.
(f) The rate shown is the seven-day current annualized yield at July 31, 2026.

Portfolio of Investments
(continued)
Columbia Massachusetts Intermediate Municipal Bond Fund, July 31, 2026 (Unaudited)
Columbia Massachusetts Intermediate Municipal Bond Fund | 2026
4
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Abbreviation Legend
AMT Alternative Minimum Tax
NPFG National Public Finance Guarantee Corporation

3QT191_(09/26)
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